SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
SCHEDULE OF CHANGES IN DEFERRED REVENUE

Changes in deferred revenue were as follows:

Year Ended September 30, 2021
Balance on September 30, 2020	$15,417
Deferral of revenue	—
Recognition of revenue	(15,417)
Balance at September 30, 2021	$—

Year Ended September 30, 2020
Balance on September 30, 2019	$28,400
Deferral of revenue	35,000
Recognition of revenue	(47,983)
Balance at September 30, 2020	$15,417